BUSINESS ACQUISITIONS AND DISPOSALS (Details 2) (USD $)	12 Months Ended
Dec. 31, 2008
Comstar-Direct
Reorganization of Comstar-Direct
Number of legal entities Comstar-Direct was split into as part of the reorganization	2
Comstar-UTS
Reorganization of Comstar-Direct
Ownership of Comstar-Direct prior to the reorganization (as a percent)	52.00%
Ownership of Comstar-Direct subsequent to the reorganization (as a percent)	100.00%
Net assets disposed	$ 26,800,000
Remaining noncontrolling interest acquired in Comstar-Direct (as a percent)	48.00%
Summary of the assets and liabilities disposed of by Comstar-UTS and the acquisition of the remaining 48% noncontrolling interest in Comstar-Direct
Cash and short-term investments and loans	5,029,000
Inventory and other current assets	6,168,000
Trade and other accounts receivable	22,379,000
Long-term investments and loans	7,508,000
Trade accounts payable	(14,264,000)
Total assets and liabilities disposed, net	26,820,000
Noncontrolling interest acquired	(15,813,000)
Excess of the net assets disposed of and noncontrolling interest acquired	$ 11,007,000
Sistema Mass Media, a subsidiary of Sistema
Reorganization of Comstar-Direct
Ownership of Comstar-Direct prior to the reorganization (as a percent)	48.00%
Ownership of SMM-Finance subsequent to the reorganization (as a percent)	100.00%